CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating activities:
Net loss	$ (2)	$ (91)	$ (55)	$ (114)	$ (93)	$ (169)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					89	70
Deferred tax benefit					(31)	(97)
Equity-based compensation					8	1
Provision for (release of) allowance for doubtful accounts					1	(4)
Share of losses from equity-method investments	1		1		2	2
Amortization of debt discount and debt issuance costs					2	2
Fair value movements on earnouts and warrants derivative liabilities	(36)				(36)
Other non-cash						(3)
Pension contributions					(19)	(12)
Proceeds from termination of interest rate swap derivative contract					23
Changes in working capital, net of effects from acquisition
Accounts receivables					(346)	(28)
Prepaid expenses and other current assets					(8)	44
Due from affiliates					(15)	7
Due to affiliates						4
Accounts payable, accrued expenses and other current liabilities					114	(53)
Net cash used in operating activities					(309)	(236)
Investing activities:
Purchase of property and equipment					(42)	(18)
Business acquisition, net of cash acquired						(53)
Net cash used in investing activities					(42)	(71)
Financing activities:
Proceeds from reverse recapitalization, net					269
Redemption of preference shares					(168)
Proceeds from issuance of preferred shares						100
Proceeds from senior secured term loans					200	100
Repayment of senior secured term loans					(1)	(4)
Repayment of finance lease obligations					(2)	(2)
Payment of lender fees and issuance costs for senior secured term loans facilities						(6)
Capital distributions to stockholders						(1)
Net cash from financing activities					298	187
Effect of exchange rate changes on cash, cash equivalents and restricted cash					(16)	(1)
Net decrease in cash, cash equivalents and restricted cash					(69)	(121)
Cash, cash equivalents and restricted cash, beginning of period		$ 525		$ 593	525	593	$ 593
Cash, cash equivalents and restricted cash, end of period	456		472		456	472	$ 525
Supplemental cash flow information:
Cash (received) paid for income taxes (net of refunds)					(1)	1
Cash paid for interest (net of interest received)					38	20
Dividend accrued on preferred shares	$ 8		$ 2		$ 8	2
Non-cash additions for operating lease right-of-use assets						$ 11